Share-based payments - Details grants Rapidfit narrative (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Rapidfit+ details grants narrative [line items]
Share-based payment expense	€ 41	€ 102	€ 401
Rapidfit+ plan [member]
Disclosure of Rapidfit+ details grants narrative [line items]
Maximum number of warrants	300
Number of warrants granted	199
Share-based payment expense	€ 2	€ 2	€ 2
Exercise price, share options granted	€ 553.90